Warrants - Schedule of Status of Warrants Outstanding and Exercisable (Details) - Warrant [Member]	3 Months Ended
Mar. 31, 2026 $ / shares shares
Schedule of Status of Warrants Outstanding and Exercisable [Line Items]
Warrants outstanding, Warrants, Beginning | shares	12,431,674
Warrants outstanding, Weighted Average Exercise Price, Beginning | $ / shares	$ 10.72
Warrants exercisable, Warrants | shares	12,431,674
Warrants exercisable, Weighted Average Exercise Price | $ / shares	$ 10.72
Warrants outstanding, Warrants, Balance | shares	12,431,674
Warrants outstanding, Weighted Average Exercise Price, Balance | $ / shares	$ 10.72
Warrants exercisable, Warrants ending | shares	12,431,674
Warrants exercisable, Weighted Average Exercise Price ending | $ / shares	$ 10.72
Issued, Warrants | shares
Issued, Weighted Average Exercise Price | $ / shares
Exercised, Warrants | shares
Exercised, Weighted Average Exercise Price | $ / shares
Expired, Warrants | shares
Expired, Weighted Average Exercise Price | $ / shares